UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                   Form 13F

              Form 13F Cover Page

  Report for the Calendar Year or Quarter Ended:
                March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):

[  ] is a restatement.  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ADAR Investment Management LLC
Address:    156 West 56th Street, Suite 801
            New York, New York 10019

Form 13F File Number: 028-11211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron Morse
Title:    Chief Operating Officer
Phone:    (212) 373-8900

Signature, Place, and Date of Signing:

/s/ Aaron Morse  New York, New York   May 15, 2012
---------------  ------------------   ------------------
   [Signature]     [City, State]        [Date]

Report Type (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

              FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	58

Form 13F Information Table Value Total:	$225,001 (thousands)

List of Other Included Managers:

FORM 13F INFORMATION TABLE                          Name of Reporting Manager: ADAR Investment Management LLC
For Quarter Ended: March 31, 2012                                                                              Item 8:
              Item 1:                   Item 2:      Item 3:   Item 4:   Item 5:              Item 6:  Item 7: Voting Authority
              Name of                  Title of       CUSIP      Fair     Shares   Sh/   Put/   Inv.    Other     (a)     (b)  (c)
              Issuer                     Class        Number    Market      or     Prn   Call  Discr.   Mgrs     Sole   Shared None
                                                                Value   Principal
                                                               (X$1000)   Amount
ADOBE SYS INC                      COM              00724F101      1,257    36,631  SH          SOLE              36,631
AON CORP                           COM              037389103      2,766    56,387  SH          SOLE              56,387
AVERY DENNISON CORP                COM              053611109        670    22,252  SH          SOLE              22,252
C&J ENERGY SVCS INC                COM              12467B304     10,491   589,688  SH          SOLE             589,688
CABOT OIL & GAS CORP               COM              127097103        417    13,383  SH          SOLE              13,383
CARMIKE CINEMAS INC                COM              143436400      2,797   200,480  SH          SOLE             200,480
CARRIZO OIL & CO INC               COM              144577103        493    17,452  SH          SOLE              17,452
CHARTER COMMUNICATIONS IN          CL A             16117M305     13,619   214,643  SH          SOLE             214,643
CHESAPEAKE ENERGY CORP             COM              165167107        442    19,064  SH          SOLE              19,064
CHIMERA INVT CORP                  COM              16934Q109        291   102,841  SH          SOLE             102,841
CINEMARK HOLDINGS INC              COM              17243V102        338    15,386  SH          SOLE              15,386
CITRIX SYS INC                     COM              177376100      1,248    15,811  SH          SOLE              15,811
COMVERSE TECHNOLOGY INC            COM PAR $0.10    205862402      8,958 1,303,997  SH          SOLE           1,303,997
EBAY INC                           COM              278642103      9,925   268,970  SH          SOLE             268,970
ENERGIZER HLDGS INC                COM              29266R108        638     8,602  SH          SOLE               8,602
EQT CORP                           COM              26884L109        415     8,613  SH          SOLE               8,613
EXCO RESOURCES INC                 COM              269279402        398    59,964  SH          SOLE              59,964
FIFTH THIRD BANCORP                COM              316773100      4,101   292,009  SH          SOLE             292,009
GANNETT INC                        COM              364730101        613    40,000  SH          SOLE              40,000
HNI CORP                           COM              404251100        672    24,212  SH          SOLE              24,212
HORSEHEAD HLDG CORP                COM              440694305        953    83,631  SH          SOLE              83,631
HUNTINGTON BANCSHARES INC          COM              446150104      2,902   450,333  SH          SOLE             450,333
HYATT HOTELS CORP                  COM CL A         448579102      5,457   127,747  SH          SOLE             127,747
INTRALINKS HLDGS INC               COM              46118H104      1,334   252,109  SH          SOLE             252,109
INTUIT                             COM              461202103      6,876   114,296  SH          SOLE             114,296
KNOLL INC                          COM              498904200        679    40,794  SH          SOLE              40,794
LAS VEGAS SANDS CORP               COM              517834107      6,462   112,241  SH          SOLE             112,241
LOCKHEED MARTIN CORP               COM              539830109        330     3,667  SH          SOLE               3,667
LONE PINE RES INC                  COM              54222A106      8,029 1,235,205  SH          SOLE           1,235,205
MARKET VECTORS ETF TR              GOLD MINER ETF   57060U100      5,452   110,061  SH          SOLE             110,061
MEDCO HEALTH SOLUTIONS IN          COM              58405U102        703    10,000  SH          SOLE              10,000
MEDLEY CAP CORP                    COM              58503F106      2,654   235,501  SH          SOLE             235,501
MFA FINANCIAL INC                  COM              55272X102        324    43,428  SH          SOLE              43,428
MICROSOFT CORP                     COM              594918104      1,218    37,749  SH          SOLE              37,749
NCR CORP NEW                       COM              62886E108      9,962   458,855  SH          SOLE             458,855
NEWELL RUBBERMAID INC              COM              651229106        638    35,821  SH          SOLE              35,821
PENNANTPARK FLOATING RATE          COM              70806A106        894    76,054  SH          SOLE              76,054
PINNACLE ENTMT INC                 COM              723456109      8,046   699,059  SH          SOLE             699,059
PLAINS EXPL& PRODTN CO             COM              726505100     17,396   407,876  SH          SOLE             407,876
RANGE RES CORP                     COM              75281A109        427     7,343  SH          SOLE               7,343
REALD INC                          COM              75604L105      1,949   144,400  SH          SOLE             144,400
RED HAT INC                        COM              756577102      1,472    24,579  SH          SOLE              24,579
REGIONS FINANCIAL CORP NE          COM              7591EP100      2,747   416,779  SH          SOLE             416,779
SCRIPPS E W CO OHIO                CL A             811054402        979    99,194  SH          SOLE              99,194
SOUTHWESTERN ENERGY CO             COM              845467109        423    13,809  SH          SOLE              13,809
STARWOOD PPTY TR INC               COM              85571B105        325    15,452  SH          SOLE              15,452
STEELCASE INC                      CL A             858155203        697    72,592  SH          SOLE              72,592
TIBCO SOFTWARE INC                 COM              88632Q103      1,250    40,988  SH          SOLE              40,988
ULTIMATE SOFTWARE GROUP I          COM              90385D107        829    11,316  SH          SOLE              11,316
ULTRA PETROLEUM CORP               COM              903914109        409    18,081  SH          SOLE              18,081
UNITED STATIONERS INC              COM              913004107        671    21,638  SH          SOLE              21,638
VMWARE INC                         CL A COM         928563402      1,318    11,727  SH          SOLE              11,727
VODAFONE GROUP PLC NEW             SPONS ADR        92857W209      7,517   271,679  SH          SOLE             271,679
WELLS FARGO & CO NEW               COM              949746101     10,927   320,053  SH          SOLE             320,053
WYNDHAM WORLDWIDE CORP             COM              98310W108     18,400   395,606  SH          SOLE             395,606
WYNN RESORTS LTD                   COM              983134107     16,548   132,512  SH          SOLE             132,512
XL GROUP PLC                       SHS              G98290102      8,548   394,093  SH          SOLE             394,093
YAHOO INC                          COM              984332106      8,709   572,203  SH          SOLE             572,203
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